Segment Information - Revenue from External Customers by Geographic Areas (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	$ 481,430	¥ 3,310,062	¥ 2,846,006	¥ 2,561,636
Mainland of China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		2,555,982	2,300,534	2,014,686
Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		751,051	545,472	546,950
Overseas
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		3,029
Wealth Management
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		2,318,212	2,141,395	1,968,928
Wealth Management | Mainland of China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		1,750,754	1,788,135	1,575,209
Wealth Management | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		565,061	353,260	393,719
Wealth Management | Overseas
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		2,397
Asset Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		751,759	590,640	541,285
Asset Management Business | Mainland of China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		565,137	398,428	388,054
Asset Management Business | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		185,990	192,212	153,231
Asset Management Business | Overseas
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		632
Other Financial Service Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		240,091	113,971	51,423
Other Financial Service Business | Mainland of China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues		¥ 240,091	¥ 113,971	¥ 51,423